Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation
OppFi Inc. 2021 Equity Incentive Plan
On July 20, 2021, the Company established the Plan, which provides for the grant of awards in the form of stock options (“Options”), stock appreciation rights, restricted stock awards, RSUs, performance shares, performance units (“PSUs”), cash-based awards and other stock-based awards (collectively, “LTIP Awards”) to employees, non-employee
directors, officers and consultants. As of December 31, 2025, the Company had only granted awards in the form of Options, RSUs and PSUs.
To date, the grants of Options under the Plan generally vest over four years with 25% of Options vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. Under the terms of the Plan, Option holders have a
10-year
period to exercise the Options before they expire.
RSUs granted under the Plan to employees and executive officers for periods prior to April 1, 2024, generally vest over four years with 25% of the RSUs vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to employees and executive officers on and after April 1, 2024 generally vest over three years with 25% of the RSUs vesting on the date of grant and the remaining 75% vesting quarterly over the remaining 36 months. This change was made to align the vesting schedule with the Company’s compensation-setting cycle, pursuant to which target values and performance criteria are established in the year prior to grant, while the related equity awards are not granted until the following year. As a result, although the post-April 1, 2024 RSUs have a three-year vesting schedule from the grant date, they continue to reflect an overall four-year performance and retention period. RSUs granted to directors to date vest on the earlier of the one-year
anniversary of grant or the date of the Company’s next annual meeting of stockholders. Dividend equivalent rights apply with respect to the RSUs granted after June 9, 2025.
To date, PSUs granted under the Plan (i.e., RSUs with performance-based vesting conditions) to executive officers generally vest over four years, subject to the achievement of specified performance targets.
The Company has not granted new awards of Options, stock appreciation rights or similar option-like instruments (collectively “Option-Based Awards”) since 2022. Accordingly, the Company has no specific policy or practice on the timing of Option-Based Awards in relation to the disclosure of material nonpublic information by the Company.

Award Timing Method	RSUs granted under the Plan to employees and executive officers for periods prior to April 1, 2024, generally vest over four years with 25% of the RSUs vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to employees and executive officers on and after April 1, 2024 generally vest over three years with 25% of the RSUs vesting on the date of grant and the remaining 75% vesting quarterly over the remaining 36 months. This change was made to align the vesting schedule with the Company’s compensation-setting cycle, pursuant to which target values and performance criteria are established in the year prior to grant, while the related equity awards are not granted until the following year. As a result, although the post-April 1, 2024 RSUs have a three-year vesting schedule from the grant date, they continue to reflect an overall four-year performance and retention period. RSUs granted to directors to date vest on the earlier of the one-year
anniversary of grant or the date of the Company’s next annual meeting of stockholders. Dividend equivalent rights apply with respect to the RSUs granted after June 9, 2025.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false